Portfolio of Investments Mindful Conservative ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Exchange-Traded Funds — 99.0%
13,174	First Trust Morningstar Dividend Leaders Index Fund ETF	584,135
11,072	Goldman Sachs Access Treasury 0-1 Year ETF	1,106,536
6,273	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	371,863
3,588	iShares 0-3 Month Treasury Bond ETF	360,163
5,848	iShares Core 60/40 Balanced Allocation ETF	380,178
4,743	iShares Core 80/20 Aggressive Allocation ETF	424,783
3,471	iShares Core U.S. Aggregate Bond ETF	346,684
6,499	iShares Intermediate Government/Credit Bond ETF	697,668
3,442	iShares TIPS Bond ETF	378,310
6,556	iShares Treasury Floating Rate Bond ETF	330,816
7,645	State Street Global Allocation ETF	378,045
11,537	State Street Income Allocation ETF	380,606
9,443	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	862,901
4,710	State Street SPDR Bloomberg Convertible Securities ETF	420,132
828	Vanguard Mega Cap Growth ETF	341,774
2,505	Vanguard Mega Capital Value ETF	353,606
7,919	WisdomTree Yield Enhanced US Aggregate Bond Fund ETF	348,831
Total Exchange-Traded Funds (Cost $8,028,198)		8,067,031

Total Investments — 99.0% (Cost $8,028,198)		8,067,031
Other assets in Excess of liabilities— 1.0%		81,637
Net Assets — 100.0%		8,148,668

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

TIPS — Treasury Inflation-Protected Security

Portfolio of Investments Adaptive Core ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 79.9%
Communication Services — 3.5%
1,352	Alphabet, Inc., Class A	423,176
Consumer Discretionary — 7.8%
1,050	Amazon.com, Inc.(a)	242,361
1,360	Expedia Group, Inc.	385,301
3,827	General Motors Co.	311,212
		938,874
Financials — 4.4%
1,098	Capital One Financial Corp.	266,111
12,883	KeyCorp	265,905
		532,016
Health Care — 10.4%
1,313	Cardinal Health, Inc.	269,822
747	Cencora, Inc.	252,299
787	Thermo Fisher Scientific, Inc.	456,027
22,106	Viatris, Inc.	275,220
		1,253,368
Industrials — 13.0%
463	Caterpillar, Inc.	265,239
1,659	CH Robinson Worldwide, Inc.	266,701
739	Cummins, Inc.	377,223
437	Parker-Hannifin Corp.	384,105
1,476	RTX Corp.	270,698
		1,563,966
Information Technology — 30.3%
1,110	Advanced Micro Devices, Inc.(a)	237,718
905	Analog Devices, Inc.	245,436
517	AppLovin Corp., Class A(a)	348,365
2,650	Cisco Systems, Inc.	204,130
3,194	Cognizant Technology Solutions Corp., Class A	265,102
3,665	Corning, Inc.	320,907
240	KLA Corp.	291,619
1,630	Lam Research Corp.	279,023
2,994	Micron Technology, Inc.	854,518
1,738	NVIDIA Corp.	324,137
957	Seagate Technology Holdings PLC	263,548
		3,634,503
Materials — 10.5%
6,138	Barrick Mining Corp.	267,310
5,154	Freeport-McMoRan, Inc.	261,772
3,862	Newmont Corp.	385,621
2,394	Southern Copper Corp.	343,467
		1,258,170
Total Common Stocks (Cost $8,332,951)		9,604,073

Exchange-Traded Funds — 18.8%
5,336	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	400,467
7,377	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	437,308
888	iShares Russell 1000 Growth ETF	420,290
9,986	JPMorgan Ultra-Short Income ETF	505,192
5,523	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	504,692
Total Exchange-Traded Funds (Cost $1,928,905)		2,267,949

Total Investments — 98.7% (Cost $10,261,856)		11,872,022
Net other assets (liabilities)— 1.3%		150,686
Net Assets — 100.0%		12,022,708

(a)	Non-income producing security

ETF — Exchange-Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments Mohr Sector Nav ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)

Exchange-Traded Funds — 97.3%
45,463	Invesco S&P 500 Equal Weight ETF(a)	8,708,892
6,488	SPDR S&P 500 ETF Trust	4,424,297
18,672	State Street Communication Services Select Sector SPDR ETF	2,198,068
50,933	State Street Utilities Select Sector SPDR ETF	2,174,330
16,227	Vanguard Financials ETF	2,166,142
2,840	Vanguard Information Technology ETF	2,140,735
22,287	Vanguard Real Estate ETF	1,972,177
Total Exchange-Traded Funds (Cost $23,087,259)		23,784,641

Total Investments — 97.3% (Cost $23,087,259)		23,784,641
Net other assets (liabilities)— 2.7%		665,293
Net Assets — 100.0%		24,449,934

(a)	As of December 31, 2025, investment is 35.6% of the Fund’s net assets.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments Mohr Company Nav ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 97.5%
Communication Services — 6.8%
4,515	Alphabet, Inc., Class A	1,413,195
4,626	TKO Group Holdings, Inc.	966,834
		2,380,029
Consumer Discretionary — 15.5%
4,293	Expedia Group, Inc.	1,216,250
10,156	General Motors Co.	825,886
4,952	PulteGroup, Inc.	580,672
2,511	Ralph Lauren Corp.	887,915
3,445	Ross Stores, Inc.	620,582
9,920	Tapestry, Inc.	1,267,478
		5,398,783
Consumer Staples — 2.5%
7,961	Walmart, Inc.	886,935
Energy — 4.4%
15,790	Baker Hughes Co.	719,077
7,431	Expand Energy Corp.	820,085
		1,539,162
Financials — 5.2%
7,667	Citigroup, Inc.	894,662
5,076	Jack Henry & Associates, Inc.	926,268
		1,820,930
Health Care — 8.0%
707	Eli Lilly & Co.	759,799
1,144	Intuitive Surgical, Inc.(a)	647,916
2,861	Natera, Inc.(a)	655,426
1,940	Waters Corp.(a)	736,870
		2,800,011
Industrials — 18.6%
1,468	Caterpillar, Inc.	840,973
5,180	CH Robinson Worldwide, Inc.	832,737
953	Comfort Systems USA, Inc.	889,425
1,357	Curtiss-Wright Corp.	748,073
9,591	Dayforce, Inc.(a)	663,314
10,798	Delta Air Lines, Inc.	749,381
10,553	United Airlines Holdings, Inc.(a)	1,180,037
706	United Rentals, Inc.	571,380
		6,475,320
Information Technology — 28.8%
3,976	Advanced Micro Devices, Inc.(a)	851,500
2,748	Apple, Inc.	747,071
3,434	Applied Materials, Inc.	882,504
1,362	AppLovin Corp., Class A(a)	917,743
4,264	Broadcom, Inc.	1,475,771
9,641	Corning, Inc.	844,166
4,532	EPAM Systems, Inc.(a)	928,516
355	Fair Isaac Corp.(a)	600,170
11,202	Flex, Ltd.(a)	676,825
3,546	NVIDIA Corp.	661,329
8,504	Western Digital Corp.	1,464,984
		10,050,579
Materials — 2.4%
5,812	Southern Copper Corp.	833,848

Portfolio of Investments (Continued) Mohr Company Nav ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 97.5% (continued)
Real Estate — 1.6%
3,036	Welltower, Inc.	563,512
Utilities — 3.7%
5,658	American Electric Power Co., Inc.	652,424
6,852	Entergy Corp.	633,330
		1,285,754
Total Common Stocks (Cost $28,678,875)		34,034,863

Total Investments — 97.5% (Cost $28,678,875)		34,034,863
Net other assets (liabilities)— 2.5%		842,059
Net Assets — 100.0%		34,876,922

(a)	Non-income producing security